Employee benefits expense	12 Months Ended
Mar. 31, 2023
Classes of employee benefits expense [abstract]
Employee benefits expense
35.
Employee benefits expense

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Salaries, wages and bonus	949	1,840	2,227	27
Contribution to provident and other funds	50	88	102	1
Share based payments (refer Note 43)	203	2,410	1,966	24
Gratuity expense (refer Note 41)	15	31	28	0
Staff welfare expenses	42	132	90	1
Total	1,259	4,501	4,413	54